Financial Instruments and Risk Management (Liquidity Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term credit (not including current maturities)	$ 420	$ 610
Trade payables	712	715
Other current liabilities	587	647
Long-term debt, debentures and others	2,181	1,815
Not past due [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term credit (not including current maturities)	358	544
Trade payables	712	715
Other current liabilities	128	131
Long-term debt, debentures and others	2,281	1,887
Non-derivatives financial liabilities	3,479	3,277
Not past due [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	14	21
Not past due [Member] | Foreign currency and interest derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		16
Not past due [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	11
Not past due [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	3	5
12 months or less [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term credit (not including current maturities)	361	556
Trade payables	712	715
Other current liabilities	128	131
Long-term debt, debentures and others	157	152
Non-derivatives financial liabilities	1,358	1,554
12 months or less [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	8	20
12 months or less [Member] | Foreign currency and interest derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		16
12 months or less [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	5
12 months or less [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	3	4
Second year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt, debentures and others	368	17
Second year [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term credit (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	645	453
Non-derivatives financial liabilities	645	453
Second year [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	1
Second year [Member] | Foreign currency and interest derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
Second year [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Second year [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	1
3-5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term credit (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	1,101	1,084
Non-derivatives financial liabilities	1,101	1,084
3-5 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Foreign currency and interest derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
3-5 years [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
3-5 years [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
Third year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt, debentures and others	161	273
Fourth year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt, debentures and others	142	113
Fifth year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt, debentures and others	799	308
Sixth year and thereafter [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt, debentures and others	711	1,104
Sixth year and thereafter [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term credit (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	1,288	1,166
Non-derivatives financial liabilities	1,288	1,166
Sixth year and thereafter [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	6	0
Sixth year and thereafter [Member] | Foreign currency and interest derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
Sixth year and thereafter [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	6
Sixth year and thereafter [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	$ 0	$ 0